Significant accounting policies	12 Months Ended
Dec. 31, 2018
Significant accounting policies
Significant accounting policies

This section describes Barclays Group’s significant policies and critical accounting estimates that relate to the financial statements and notes as a whole. If an accounting policy or a critical accounting estimate relates to a particular note, the accounting policy and/or critical accounting estimate is contained with the relevant note.

1 Significant accounting policies

1. Reporting entity

These financial statements are prepared for Barclays PLC and its subsidiaries (the Barclays Group) under Section 399 of the Companies Act 2006. The Barclays Group is a major global financial services provider engaged in retail banking, credit cards, wholesale banking, investment banking, wealth management and investment management services. In addition, individual financial statements have been presented for the holding company.

2. Compliance with International Financial Reporting Standards

The consolidated financial statements of the Barclays Group, and the individual financial statements of Barclays PLC, have been prepared in accordance with International Financial Reporting Standards (IFRS) and interpretations (IFRICs) issued by the Interpretations Committee, as published by the International Accounting Standards Board (IASB). They are also in accordance with IFRS and IFRIC interpretations endorsed by the European Union. The principal accounting policies applied in the preparation of the consolidated and individual financial statements are set out below, and in the relevant notes to the financial statements. These policies have been consistently applied with the exception of the adoption of IFRS 9 Financial Instruments including the early adoption of Prepayment Features with Negative Compensation (Amendments to IFRS 9), IFRS 15 Revenue from Contracts with Customers and the amendments to IFRS 2 Share-based Payment from 1 January 2018.

3. Basis of preparation

The consolidated and individual financial statements have been prepared under the historical cost convention modified to include the fair valuation of investment property, and particular financial instruments, to the extent required or permitted under IFRS as set out in the relevant accounting policies. They are stated in millions of pounds Sterling (£m), the functional currency of Barclays PLC.

The financial statements have been prepared on a going concern basis, in accordance with the Companies Act 2006 as applicable to companies using IFRS.

4. Accounting policies

The Barclays Group prepares financial statements in accordance with IFRS. The Barclays Group’s significant accounting policies relating to specific financial statement items, together with a description of the accounting estimates and judgements that were critical to preparing them, are set out under the relevant notes. Accounting policies that affect the financial statements as a whole are set out below.

(i) Consolidation

Barclays Group applies IFRS 10 Consolidated financial statements.

The consolidated financial statements combine the financial statements of Barclays PLC and all its subsidiaries. Subsidiaries are entities over which Barclays PLC has control. The Barclays Group has control over another entity when the Barclays Group has all of the following:

1) power over the relevant activities of the investee, for example through voting or other rights

2) exposure to, or rights to, variable returns from its involvement with the investee and

3) the ability to affect those returns through its power over the investee.

The assessment of control is based on the consideration of all facts and circumstances. The Barclays Group reassesses whether it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control.

Intra-group transactions and balances are eliminated on consolidation. Consistent accounting policies are used throughout the Barclays Group for the purposes of the consolidation.

Changes in ownership interests in subsidiaries are accounted for as equity transactions if they occur after control has already been obtained and they do not result in loss of control.

As the consolidated financial statements include partnerships where the Barclays Group member is a partner, advantage has been taken of the exemption under Regulation 7 of the Partnership (Accounts) Regulations 2008 with regard to preparing and filing of individual partnership financial statements.

Details of the principal subsidiaries are given in Note 34, and a complete list of all subsidiaries is presented in Note 44.

(ii) Foreign currency translation

The Barclays Group applies IAS 21 The Effects of Changes in Foreign Exchange Rates. Transactions in foreign currencies are translated into Sterling at the rate ruling on the date of the transaction. Foreign currency monetary balances are translated into Sterling at the period end exchange rates. Exchange gains and losses on such balances are taken to the income statement.  Non-monetary foreign currency balances are carried at historical transaction date exchange rates.

The Barclays Group’s foreign operations (including subsidiaries, joint ventures, associates and branches) based mainly outside the UK may have different functional currencies. The functional currency of an operation is the currency of the main economy to which it is exposed.

Notes to the financial statements

For the year ended 31 December 2018

Notes to the financial statements

For the year ended 31 December 2018

1 Significant accounting policies continued

Prior to consolidation (or equity accounting) the assets and liabilities of non-Sterling operations are translated at the period end exchange rate and items of income, expense and other comprehensive income are translated into Sterling at the rate on the date of the transactions. Exchange differences arising on the translation of foreign operations are included in currency translation reserves within equity. These are transferred to the income statement when the Barclays Group disposes of the entire interest in a foreign operation, when partial disposal results in the loss of control of an interest in a subsidiary, when an investment previously accounted for using the equity method is accounted for as a financial asset, or on the disposal of an autonomous foreign operation within a branch.

(iii) Financial assets and liabilities

The Barclays Group applies IFRS 9 Financial Instruments to the recognition, classification and measurement, and derecognition of financial assets and financial liabilities and the impairment of financial assets. The Barclays Group applies the requirements of IAS 39 Financial Instruments: Recognition and Measurement for hedge accounting purposes.

Recognition

The Barclays Group recognises financial assets and liabilities when it becomes a party to the terms of the contract. Trade date or settlement date accounting is applied depending on the classification of the financial asset.

Classification and measurement

Financial assets are classified on the basis of two criteria:

i) the business model within which financial assets are managed; and

ii) their contractual cash flow characteristics (whether the cash flows represent ‘solely payments of principal and interest’ (SPPI)).

The Barclays Group assesses the business model criteria at a portfolio level. Information that is considered in determining the applicable business model includes (i) policies and objectives for the relevant portfolio, (ii) how the performance and risks of the portfolio are managed, evaluated and reported to management, and (iii) the frequency, volume and timing of sales in prior periods, sales expectation for future periods, and the reasons for such sales.

The contractual cash flow characteristics of financial assets are assessed with reference to whether the cash flows represent SPPI. In assessing whether contractual cash flows are SPPI compliant, interest is defined as consideration primarily for the time value of money and the credit risk of the principal outstanding. The time value of money is defined as the element of interest that provides consideration only for the passage of time and not consideration for other risks or costs associated with holding the financial asset. Terms that could change the contractual cash flows so that it would not meet the condition for SPPI are considered, including: (i) contingent and leverage features, (ii) non-recourse arrangements and (iii) features that could modify the time value of money.

Financial assets will be measured at amortised cost if they are held within a business model whose objective is to hold financial assets in order to collect contractual cash flows, and their contractual cash flows represent SPPI.

Financial assets will be measured at fair value through other comprehensive income if they are held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets, and their contractual cash flows represent SPPI.

Other financial assets are measured at fair value through profit and loss. There is an option to make an irrevocable election on initial recognition for non traded equity investments to be measured at fair value through other comprehensive income, in which case dividends are recognised in profit or loss, but gains or losses are not reclassified to profit or loss upon derecognition, and impairment is not recognised in the income statement.

The accounting policy for each type of financial asset or liability is included within the relevant note for the item. The Barclays Group’s policies for determining the fair values of the assets and liabilities are set out in Note 17.

Derecognition

The Barclays Group derecognises a financial asset, or a portion of a financial asset, from its balance sheet where the contractual rights to cash flows from the asset have expired, or have been transferred, usually by sale, and with them either substantially all the risks and rewards of the asset or significant risks and rewards, along with the unconditional ability to sell or pledge the asset.

Financial liabilities are de-recognised when the liability has been settled, has expired or has been extinguished. An exchange of an existing financial liability for a new liability with the same lender on substantially different terms – generally a difference of 10% in the present value of the cash flows or a substantive qualitative amendment – is accounted for as an extinguishment of the original financial liability and the recognition of a new financial liability.

Transactions in which the Barclays Group transfers assets and liabilities, portions of them, or financial risks associated with them can be complex and it may not be obvious whether substantially all of the risks and rewards have been transferred. It is often necessary to perform a quantitative analysis. Such an analysis compares the Barclays Group’s exposure to variability in asset cash flows before the transfer with its retained exposure after the transfer.

A cash flow analysis of this nature may require judgement. In particular, it is necessary to estimate the asset’s expected future cash flows as well as potential variability around this expectation. The method of estimating expected future cash flows depends on the nature of the asset, with market and market-implied data used to the greatest extent possible. The potential variability around this expectation is typically determined by stressing underlying parameters to create reasonable alternative upside and downside scenarios. Probabilities are then assigned to each scenario. Stressed parameters may include default rates, loss severity, or prepayment rates.

Notes to the financial statements

For the year ended 31 December 2018

Notes to the financial statements

For the year ended 31 December 2018

1 Significant accounting policies continued

Accounting for reverse repurchase and repurchase agreements including other similar lending and borrowing

Reverse repurchase agreements (and stock borrowing or similar transaction) are a form of secured lending whereby the Barclays Group provides a loan or cash collateral in exchange for the transfer of collateral, generally in the form of marketable securities subject to an agreement to transfer the securities back at a fixed price in the future. Repurchase agreements are where the Barclays Group obtains such loans or cash collateral, in exchange for the transfer of collateral.

The Barclays Group purchases (a reverse repurchase agreement) or borrows securities subject to a commitment to resell or return them. The securities are not included in the balance sheet as the Barclays Group does not acquire the risks and rewards of ownership. Consideration paid (or cash collateral provided) is accounted for as a loan asset at amortised cost, unless it is designated at fair value through profit and loss.

The Barclays Group may also sell (a repurchase agreement) or lend securities subject to a commitment to repurchase or redeem them. The securities are retained on the balance sheet as the Barclays Group retains substantially all the risks and rewards of ownership. Consideration received (or cash collateral provided) is accounted for as a financial liability at amortised cost, unless it is designated at fair value through profit and loss.

(iv) Issued debt and equity instruments

The Barclays Group applies IAS 32, Financial Instruments: Presentation, to determine whether funding is either a financial liability (debt) or equity.

Issued financial instruments or their components are classified as liabilities if the contractual arrangement results in the Barclays Group having an obligation to either deliver cash or another financial asset, or a variable number of equity shares, to the holder of the instrument. If this is not the case, the instrument is generally an equity instrument and the proceeds included in equity, net of transaction costs. Dividends and other returns to equity holders are recognised when paid or declared by the members at the AGM and treated as a deduction from equity.

Where issued financial instruments contain both liability and equity components, these are accounted for separately. The fair value of the debt is estimated first and the balance of the proceeds is included within equity.

5. New and amended standards and interpretations

The accounting policies adopted are consistent with those of the previous financial year, with the exception of the adoption of IFRS 9 Financial Instruments including the early adoption of Prepayment Features with Negative Compensation (Amendments to IFRS 9), IFRS 15 Revenue from Contracts with Customers and the amendments to IFRS 2 Share-based Payment from 1 January 2018.

IFRS 9 – Financial Instruments

IFRS 9 Financial Instruments replaces IAS 39 Financial Instruments: Recognition and Measurement. IFRS 9 introduces key changes in the following areas:

  Classification and measurement – requiring asset classification and measurement based upon both business model and product characteristics
  Impairment – introducing an expected credit loss model using forward looking information which replaces an incurred loss model. The expected credit loss model introduces a three-stage approach to impairment as follows:

Stage 1 – the recognition of 12 month expected credit losses (ECL), that is the portion of lifetime expected credit losses from default events that are expected within 12 months of the reporting date, if credit risk has not increased significantly since initial recognition;

Stage 2 – lifetime expected credit losses for financial instruments for which credit risk has increased significantly since initial recognition; and

Stage 3 – lifetime expected credit losses for financial instruments which are credit impaired.

Refer to note 7 for further details regarding the impairment requirements of IFRS 9.

As required by IFRS 9 the Barclays Group applied IFRS 9 retrospectively by adjusting the opening balance sheet at the date of initial application, and comparative periods have not been restated; for more detail refer to Note 42.

IFRS 15 – Revenue from Contracts with Customers

IFRS 15 Revenue from Contracts with Customers replaces IAS 18 Revenue and IAS 11 Construction Contracts. IFRS 15 establishes a more systematic approach for revenue measurement and recognition by introducing a five-step model governing revenue recognition. The five-step model includes: 1) identifying the contract with the customer, 2) identifying each of the performance obligations included in the contract, 3) determining the amount of consideration in the contract, 4) allocating the consideration to each of the identified performance obligations and 5) recognising revenue as each performance obligation is satisfied. The Barclays Group elected the cumulative effect transition method with a transition adjustment calculated as of 1 January 2018, and recognised in retained earnings without restating comparative periods. There were no significant impacts from the adoption of IFRS 15 in relation to the timing of when the Barclays Group recognises revenues or when revenue should be recognised gross as a principal or net as an agent; for more detail refer to Note 42.

IFRS 2 – Share-based Payment – Amendments to IFRS 2

The IASB issued amendments to IFRS 2 Share-based Payment that address three main areas: the effects of vesting conditions on the measurement of a cash-settled share-based payment transaction; the classification of a share-based payment transaction with net settlement features for withholding tax obligations; and accounting where a modification to the terms and conditions of a share-based payment transaction changes its classification from cash settled to equity settled. The amendments are effective for annual periods beginning on or after 1 January 2018. Adoption of the amendments did not have a significant impact on the Barclays Group.

Future accounting developments

There have been and are expected to be a number of significant changes to the Barclays Group’s financial reporting after 2018 as a result of amended or new accounting standards that have been or will be issued by the IASB. The most significant of these are as follows:

Notes to the financial statements

For the year ended 31 December 2018

Notes to the financial statements

For the year ended 31 December 2018

1 Significant accounting policies continued

IFRS 16 – Leases

In January 2016 the IASB issued IFRS 16 Leases, which was subsequently endorsed by the EU in November 2017, and will replace IAS 17 Leases for period beginning on or after 1 January 2019. IFRS 16 will apply to all leases with the exception of licenses of intellectual property, rights held by licensing agreement within the scope of IAS 38 Intangible Assets, service concession arrangements, leases of biological assets within the scope of IAS 41 Agriculture, and leases of minerals, oil, natural gas and similar non-regenerative resources. A lessee may elect not to apply IFRS 16 to remaining assets within the scope of IAS 38 Intangible Assets.

IFRS 16 will not result in a significant change to lessor accounting; however for lessee accounting there will no longer be a distinction between operating and finance leases. Lessees will be required to recognise both:

  a lease liability, measured at the present value of remaining cash flows on the lease, and;
  a right of use (ROU) asset, measured at the amount of the initial measurement of the lease liability, plus any lease payments made prior to commencement date, initial direct costs, and estimated costs of restoring the underlying asset to the condition required by the lease, less any lease incentives received.

There is a recognition exception for leases with a term not exceeding 12 months which allows the lessee to apply similar accounting as an operating lease under IAS 17.

Subsequently the lease liability will increase for the accrual of interest, resulting in a constant rate of return throughout the life of the lease, and reduce when payments are made. The right of use asset will amortise to the income statement over the life of the lease. The Barclays Group IFRS 16 implementation and governance programme has been led by Finance with representation from all impacted departments. The project has identified the contracts impacted by IFRS 16, which are predominantly existing property leases. Other lease types are not material. The project has also established appropriate accounting policies, determined the appropriate transition options to apply, and updated Finance systems and processes to reflect the new accounting and disclosure requirements.

As permitted by the standard, the Barclays Group intends to apply IFRS 16 on a retrospective basis but to take advantage of the option not to restate comparative periods by applying the modified retrospective approach. The Barclays Group intends to take advantage of the following transition options available under the modified retrospective approach:

  To calculate the right of use asset equal to the lease liability, adjusted for prepaid or accrued payments;
  To rely on the previous assessment of whether leases are onerous in accordance with IAS 37 immediately before the date of initial application as an alternative to performing an impairment review. The Barclays Group will adjust the carrying amount of the ROU asset at the date of initial application by the previous carrying amount of its onerous lease provision;
  Apply the recognition exception for leases with a term not exceeding 12 months; and
  Use hindsight in determining the lease term if the contract contains options to extend or terminate the lease.

The expected impact of adopting IFRS 16 is an increase in assets of £1.6bn, an increase in liabilities of £1.6bn with no material impact on retained earnings. This impact assessment has been estimated under an interim control environment. The implementation of the comprehensive end state control environment will continue as the Barclays Group introduces business as usual controls through 2019.

IFRS 17 – Insurance contracts

In May 2017, the IASB issued IFRS 17 Insurance Contracts, a comprehensive new accounting standard for insurance contracts covering recognition and measurement, presentation and disclosure. Once effective, IFRS 17 will replace IFRS 4 Insurance Contracts that was issued in 2005.

IFRS 17 applies to all types of insurance contracts (i.e. life, non-life, direct insurance and re-insurance), regardless of the type of entities that issue them, as well as to certain guarantees and financial instruments with discretionary participation features. A few scope exceptions will apply. The standard is currently effective from 1 January 2021, and the standard has not yet been endorsed by the EU. The Barclays Group is currently assessing the expected impact of adopting this standard.

IFRIC Interpretation 23 – Uncertainty over Income Tax Treatment

IFRIC 23 clarifies the application of IAS 12 to accounting for income tax treatments that have yet to be accepted by tax authorities, in scenarios where it may be unclear how tax law applies to a particular transaction or circumstance, or whether a taxation authority will accept an entity’s tax treatment. The effective date is 1 January 2019. The Barclays Group has considered the guidance included within the interpretation and concluded that the prescribed approach under IFRIC 23 is not expected to have a material impact on the Barclays Group’s financial position.

IAS 12 – Income Taxes – Amendments to IAS 12

In December 2017, as part of the Annual Improvements to IFRS Standards 2015-2017 Cycle, the IASB amended IAS 12 in order to clarify the accounting treatment of the income tax consequences of dividends. Effective from 1 January 2019 the tax consequences of all payments on financial instruments that are classified as equity for accounting purposes, where those payments are considered to be a distribution of profit, will be included in, and will reduce, the income statement tax charge. Refer to note 9 for the expected impact of adopting the amendments of IAS 12.

IAS 19 – Employee Benefits – Amendments to IAS 19

In February 2018 the IASB issued amendments to the guidance in IAS 19 Employee Benefits, in connection with accounting for plan amendments, curtailments and settlements. The amendments must be applied to plan amendments, curtailments or settlements occurring on or after the beginning of the first annual reporting period that begins on or after 1 January 2019. The amendments have not yet been endorsed by the EU. Adoption of the amendments is not expected to have significant impact on the Barclays Group.

Notes to the financial statements

For the year ended 31 December 2018

Notes to the financial statements

For the year ended 31 December 2018

1 Significant accounting policies continued

6. Critical accounting estimates and judgements

The preparation of financial statements in accordance with IFRS requires the use of estimates. It also requires management to exercise judgement in applying the accounting policies. The key areas involving a higher degree of judgement or complexity, or areas where assumptions are significant to the consolidated and individual financial statements are highlighted under the relevant note. Critical accounting estimates and judgements are disclosed in:

  Credit impairment charges on page [XX]
  Tax on page [XX]
  Fair value of financial instruments on page [XX]
  Pensions and post-retirement benefits – obligations on page [XX]
  Provisions including conduct and legal, competition and regulatory matters on page [XX].

7. Other disclosures

To improve transparency and ease of reference, by concentrating related information in one place, certain disclosures required under IFRS have been included within the Risk review section as follows:

  Credit risk on page [XX] and the tables on pages [XX] to [XX]
  Market risk on page [XX] and the tables on pages [XX] to [XX]
  Treasury and capital risk – capital on page [XX] and the tables on pages [XX] to [XX]
  Treasury and capital risk – liquidity on page [XX] and the tables on pages [XX] to [XX].

These disclosures are covered by the Audit opinion (included on pages [XX] to [XX]) where referenced as audited.